Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consist of the following:

	As of December 31, 2025	As of December 31, 2024
Finished goods	$5,974,800	$4,642,982
Total	5,974,800	4,642,982
Less: valuation allowance	(121,357)	–
Inventories, net	$5,853,443	$4,642,982